Right-of-use assets - Summary of Amounts Recognized In The Consolidated Income Statement (Detail) - 12 months ended Mar. 31, 2020 ₨ in Millions, $ in Millions	USD ($)	INR (₨)
Disclosure Of Quantitative Information About Lease Liabilities Amounts Recognized In The Consolidated Income Statement [Abstract]
Interest expense on lease liabilities	$ 62.0	₨ 4,692.5
Variable lease payment not included in the measurement of lease liabilities	0.4	29.8
Income from sub-leasing of right-of-use assets	0.0	0.0
Expenses related to short-term leases	20.5	1,553.4
Expenses related to low-value assets, excluding short-term leases of low-value assets	9.2	695.6
Gains or losses arising from sale-and-leaseback transactions	$ 0.0	₨ 0.0